CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS  60603



                                November 3, 2008

Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


                    Re:  Matrix Defined Trusts 4 (the "Fund")
                         (File No. 333-153729) (CIK# 1442227)
                         ------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Matrix Capital Group, Inc., the depositor and principal underwriter of the Fund (the "Sponsor") is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one underlying unit investment trust, The America First Income Trends Portfolio, Series 1 (the "Trust"), which will invest in preferred securities. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on September 29, 2008 and was first amended on October 3, 2008.

     We received comments from the staff of the Commission in a telephone conversation between Kimberly A. Browning, Richard Pfordte and Matthew B. Schmanski on October 1, 2008. This Amendment No. 2 to the Registration Statement is being filed to address these comments. For convenience, we have structured our response to address each of your comments individually.

PRINCIPLE INVESTMENT STRATEGY.

     Comment: The prospectus discloses that trust strategy may result in less than the targeted amount of securities being selected in the current trust or in a future series, possibly even zero. The staff of the Commission requested that this disclosure be revised such that, with respect to the possibility of zero securities being selected, this disclosure be phrased as only applicable to a possible future run of the trust strategy, as it is not possible for any current series of the trust to include zero securities.

     Response: Revisions have been made to page 3 in accordance with the staff's comments.

     Comment: The prospectus discloses that the Sponsor currently intends to offer a subsequent series of the trust for rollover investment when the current trust terminates. The staff of the Commission requested that disclosure be included indicating that there will be a sales fee associated with any rollover investment.

     Response: Revisions have been made to page 3 in accordance with the staff's comments.




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FEE TABLE

     Comment: The staff of the Commission requested that the "Initial Sales Fee", "Deferred Sales Fee" and "Creation and Development Fee" line items in the Fee Table be linked to the associated disclosure below by an asterisk and that the associated disclosure include a more detailed explanation of the creation and development fee.

     Response: Revisions have been made to page 6 in accordance with the staff's comments.

THE TRUST
           HOW TO BUY UNITS -- ORGANIZATION COSTS

     Comment: The staff of the Commission requested that the word "value" be replaced with "public offering price".

     Response: Revisions have been made to page 11 in accordance with the staff's comments.

           HOW TO BUY UNITS -- TRANSACTIONAL SALES FEE

     Comment: The staff of the Commission requested that the word "maximum" be replaced by the word "total" with respect to the first line of the second paragraph under "Transactional Sales Fee" for purposes of consistency throughout the prospectus.

     Response: After reviewing the prospectus in light of the staff's comments, we are not taking this comment with respect to this instance as the words "maximum" and "total" are not used interchangeably, but are used for specific reasons in separate instances in the prospectus. In this case, this disclosure relates to the "maximum" sales fee that an investor may pay, whereas the "total" sales fee may be something less than the "maximum" sales fee in certain circumstances (as would be the case with any applicable sales fee discounts for which an investor may be eligible).

           HOW TO BUY UNITS -- TRANSACTIONAL SALES FEE

     Comment: The staff of the Commission requested that the disclosure related to the "Transactional Sales Fee" be expanded to describe how the initial sales fee is calculated at various public offering prices, in light of the fact that the deferred sales fee and creation and development fee are fixed-dollar amounts.

     Response: Revisions have been made to page 11 and 12 in accordance with the staff's comments.


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           INVESTMENT RISKS -- FINANCIAL SERVICES COMPANIES

     Comment: The staff of the Commission requested that the disclosure related to the "Financial Services Companies" be expanded to discuss recent developments with respect to this industry.

     Response: Revisions have been made to pages 20 and 21 in accordance with the staff's comments.

           INVESTMENT RISKS -- LIQUIDITY RISK

     Comment: The staff of the Commission requested that disclosure address the Sponsor's liquidity policy with respect to its investments in liquid and illiquid assets.

     Response: Revisions have been made to page 21 in accordance with the staff's comments.

     The staff also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations will be made in connection with a subsequent Amendment to the Registration Statement at which time the registrant will request acceleration of the effective date of the Registration Statement.

     We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective as soon as reasonably practicable.

     If you have any questions, please do not hesitate to contact Matthew Schmanski at (312) 845-3720 or the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                      Scott R. Anderson


SRA







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